UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-03741)

Exact name of registrant as specified in charter:	Putnam New York Tax Exempt Income Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2024

Date of reporting period:	December 1, 2023 – May 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam New York Tax Exempt Income Fund
Class A [PTEIX]
Semi-Annual Shareholder Report | May 31, 2024

This semi-annual shareholder report contains important information about Putnam New York Tax Exempt Income Fund for the period December 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents.  You can also request this information by contacting us at  (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$41	0.82%
†	Annualized.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$762,112,717
Total Number of Portfolio Holdings*	351
Portfolio Turnover Rate	6%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam New York Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	38912-STSA-0724

Putnam New York Tax Exempt Income Fund
Class B [PEIBX]
Semi-Annual Shareholder Report | May 31, 2024

This semi-annual shareholder report contains important information about Putnam New York Tax Exempt Income Fund for the period December 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents.  You can also request this information by contacting us at  (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class B	$72	1.42%
†	Annualized.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$762,112,717
Total Number of Portfolio Holdings*	351
Portfolio Turnover Rate	6%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam New York Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	38912-STSB-0724

Putnam New York Tax Exempt Income Fund
Class C [PNNCX]
Semi-Annual Shareholder Report | May 31, 2024

This semi-annual shareholder report contains important information about Putnam New York Tax Exempt Income Fund for the period December 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$79	1.57%
†	Annualized.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$762,112,717
Total Number of Portfolio Holdings*	351
Portfolio Turnover Rate	6%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam New York Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	38912-STSC-0724

Putnam New York Tax Exempt Income Fund
Class R6 [PNYRX]
Semi-Annual Shareholder Report | May 31, 2024

This semi-annual shareholder report contains important information about Putnam New York Tax Exempt Income Fund for the period December 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$28	0.56%
†	Annualized.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$762,112,717
Total Number of Portfolio Holdings*	351
Portfolio Turnover Rate	6%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam New York Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	38912-STSR6-0724

Putnam New York Tax Exempt Income Fund
Class Y [PNYYX]
Semi-Annual Shareholder Report | May 31, 2024

This semi-annual shareholder report contains important information about Putnam New York Tax Exempt Income Fund for the period December 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Y	$28	0.57%
†	Annualized.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$762,112,717
Total Number of Portfolio Holdings*	351
Portfolio Turnover Rate	6%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam New York Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	38912-STSY-0724

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
New York Tax Exempt Income Fund

Financial Statements and Other Important Information

Semiannual | May 31, 2024

Financial Statements and Other Important Information—Semiannual	franklintempleton.com

The fund’s portfolio 5/31/24 (Unaudited)

Key to holding’s abbreviations

AGC Assured Guaranty Corporation
AGM Assured Guaranty Municipal Corporation
AMBAC AMBAC Indemnity Corporation
BAM Build America Mutual
FHA Insd. Federal Housing Administration Insured
FNMA Coll. Federal National Mortgage Association Collateralized
G.O. Bonds General Obligation Bonds
U.S. Govt. Coll. U.S. Government Collateralized
VRDN Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 3.36% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (98.7%)*	Rating**	Principal amount	Value
Alaska (1.1%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
4.00%, 10/1/37	A+/F	$4,635,000	$4,483,715
4.00%, 10/1/35	A+/F	4,280,000	4,213,239
			8,696,954
Guam (0.2%)
Territory of GU, Intl. Arpt. Auth. Rev. Bonds, (Antonio B Won Pat Intl. Arpt. Auth.), Ser. A
5.375%, 10/1/40	Baa2	525,000	517,111
5.25%, 10/1/36	Baa2	680,000	673,680
5.125%, 10/1/34	Baa2	390,000	384,907
			1,575,698
New York (96.0%)
Albany, Cap. Resource Corp. Rev. Bonds
(KIPP Cap. Region Pub. Charter Schools), 5.00%, 6/1/64	BBB−	2,600,000	2,602,709
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/33	BBB	325,000	325,583
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/32	BBB	495,000	495,941
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/32	A	505,000	510,804
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/31	BBB	115,000	115,237
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/31	A	1,500,000	1,518,653
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/30	BBB	250,000	250,545
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/30	A	1,050,000	1,062,809
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/29	A	1,090,000	1,103,078
(Empire Commons Student Hsg., Inc.), 5.00%, 5/1/28	A	600,000	607,316
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/25	A	580,000	583,149
Brookhaven, Local Dev. Corp. Rev. Bonds
(Jeffersons Ferry), 5.25%, 11/1/36	BBB/F	1,200,000	1,224,971
(Brookhaven Memorial Hosp. Med. Ctr., Inc. Oblig. Group), 4.00%, 10/1/45	A	2,000,000	1,856,539
Broome Cnty., Local Dev. Corp. Rev. Bonds
(United Hlth. Svcs. Hosp. Oblig. Group), AGM, 4.00%, 4/1/50	AA	1,300,000	1,211,116
(Good Shepherd Village at Endwell Oblig. Group), 4.00%, 7/1/41	BBB−/F	2,690,000	2,228,388
(United Hlth. Svcs. Hosp. Oblig. Group), AGM, 4.00%, 4/1/40	AA	1,350,000	1,303,758
(United Hlth. Svcs. Hosp. Oblig. Group), AGM, 4.00%, 4/1/39	AA	1,295,000	1,256,839
(United Hlth. Svcs. Hosp. Oblig. Group), AGM, 4.00%, 4/1/38	AA	1,185,000	1,160,238
(United Hlth. Svcs. Hosp. Oblig. Group), AGM, 4.00%, 4/1/34	AA	1,000,000	999,786
Buffalo & Erie Cnty., Indl. Land Dev. Corp. Rev. Bonds
(Orchard Pk.), 5.00%, 11/15/37	BBB/F	4,470,000	4,490,335
(Charter School for Applied Tech.), Ser. A, 5.00%, 6/1/35	BBB	2,000,000	2,042,815
(Orchard Pk.), 5.00%, 11/15/30	BBB/F	500,000	505,980
(D’Youville College), 4.00%, 11/1/50	BBB	6,535,000	5,049,555
(D’Youville College), 4.00%, 11/1/40	BBB	1,000,000	847,379
(D’Youville College), 4.00%, 11/1/35	BBB	1,025,000	938,598
Buffalo & Fort Erie, Pub. Bridge Auth. Rev. Bonds, 5.00%, 1/1/42	A+	2,250,000	2,292,595
Build NY City Resource Corp. Rev. Bonds
(KIPP NYC Pub. Charter Schools), 5.25%, 7/1/62	BBB−	6,250,000	6,356,419
(Global Cmnty. Charter School), 5.00%, 6/15/57	BB+	1,300,000	1,251,215
(Grand Concourse Academy Charter School), 5.00%, 7/1/52	BBB−	1,425,000	1,415,179
(Global Cmnty. Charter School), 5.00%, 6/15/52	BB+	1,520,000	1,477,556
(Manhattan College), 5.00%, 8/1/47	BBB+	1,000,000	995,146
(1232 Southern Blvd., LLC), 5.00%, 7/1/45	A+	2,500,000	2,504,263
(Grand Concourse Academy Charter School), 5.00%, 7/1/42	BBB−	550,000	556,127

New York Tax Exempt Income Fund 1

MUNICIPAL BONDS AND NOTES (98.7%)* cont.	Rating**	Principal amount	Value
New York cont.
Build NY City Resource Corp. Rev. Bonds
(Global Cmnty. Charter School), 5.00%, 6/15/42	BB+	$850,000	$854,452
(Classical Charter School, Inc.), 4.75%, 6/15/58	BBB−	725,000	677,483
(Classical Charter School, Inc.), 4.75%, 6/15/53	BBB−	850,000	803,437
(Classical Charter School, Inc.), 4.50%, 6/15/43	BBB−	700,000	668,851
(New World Preparatory Charter School), Ser. A, 4.00%, 6/15/56	BB−/P	450,000	339,559
(New World Preparatory Charter School), Ser. A, 4.00%, 6/15/51	BB−/P	975,000	757,875
(Children’s Aid Society (The)), 4.00%, 7/1/49	A+	1,000,000	919,246
(Children’s Aid Society (The)), 4.00%, 7/1/44	A+	450,000	421,838
(New World Preparatory Charter School), Ser. A, 4.00%, 6/15/41	BB−/P	525,000	446,938
(Children’s Aid Society (The)), 4.00%, 7/1/38	A+	290,000	283,775
(Children’s Aid Society (The)), 4.00%, 7/1/36	A+	125,000	125,355
(Academic Leadership Charter School), 4.00%, 6/15/36	BBB−	400,000	372,682
(Academic Leadership Charter School), 4.00%, 6/15/31	BBB−	100,000	94,743
(Academic Leadership Charter School), 4.00%, 6/15/30	BBB−	100,000	95,381
(Academic Leadership Charter School), 4.00%, 6/15/29	BBB−	110,000	105,531
(Academic Leadership Charter School), 4.00%, 6/15/28	BBB−	100,000	96,493
(Academic Leadership Charter School), 4.00%, 6/15/27	BBB−	100,000	97,449
Build NY City Resource Corp. 144A Rev. Bonds
(East Harlem Scholars Academy Charter School), 5.75%, 6/1/52	BB	1,000,000	1,021,307
(Unity Preparatory Charter School of Brooklyn), 5.50%, 6/15/63	BB	1,600,000	1,577,196
(Unity Preparatory Charter School of Brooklyn), 5.50%, 6/15/53	BB	1,000,000	1,002,093
(Unity Preparatory Charter School of Brooklyn), 5.25%, 6/15/43	BB	680,000	680,955
(Inwood Academy Leadership Charter School), Ser. A, 5.125%, 5/1/38	BB/P	1,100,000	1,098,322
(Inwood Academy for Leadership Charter School), 4.875%, 5/1/31	BB/P	375,000	375,711
(Brilla College Preparatory Charter Schools), 4.00%, 11/1/51	BB+	1,000,000	779,457
(Brilla College Preparatory Charter Schools), 4.00%, 11/1/41	BB+	1,780,000	1,509,743
(Brilla College Preparatory Charter Schools), 4.00%, 11/1/31	BB+	1,265,000	1,210,079
Build NY City Resource Corp. Solid Waste Disp. 144A Rev. Bonds, (Pratt Paper NY, Inc.), 5.00%, 1/1/35	B+/P	1,750,000	1,758,347
Dutchess Cnty., Local Dev. Corp. Rev. Bonds
(Marist College), 5.00%, 7/1/52	A2	9,000,000	9,157,667
(Culinary Inst. of America (The)), 5.00%, 7/1/35	Baa2	155,000	157,147
(Culinary Inst. of America (The)), 5.00%, 7/1/32	Baa2	1,065,000	1,080,587
(Culinary Inst. of America (The)), 4.00%, 7/1/40	Baa2	100,000	89,395
(Culinary Inst. of America (The)), 4.00%, 7/1/39	Baa2	100,000	90,443
(Culinary Inst. of America (The)), 4.00%, 7/1/38	Baa2	200,000	183,311
(Culinary Inst. of America (The)), 4.00%, 7/1/37	Baa2	175,000	163,789
(Culinary Inst. of America (The)), 4.00%, 7/1/36	Baa2	175,000	166,054
(Culinary Inst. of America (The)), 4.00%, 7/1/35	Baa2	175,000	167,216
Dutchess Cnty., Local Dev. Corp. 144A Rev. Bonds, (Bard College), Ser. A
5.00%, 7/1/51	BBB−	4,000,000	3,942,698
5.00%, 7/1/45	BBB−	3,400,000	3,413,867
5.00%, 7/1/40	BBB−	1,000,000	1,016,456
Erie Cnty., Indl. Dev. Agcy. Multi-Fam. Hsg. Rev. Bonds, (Westchester Pk. Preservation LP), FNMA Coll., 4.25%, 2/1/41	Aaa	4,500,000	4,136,216
Hempstead Town, Local Dev. Corp. Rev. Bonds
(Evergeen Charter School, Inc.), Ser. A, 5.25%, 6/15/52	BB	2,000,000	2,001,645
(Molloy College), 5.00%, 7/1/48	BBB	1,000,000	984,995
(Hofstra U.), 5.00%, 7/1/47	A2	1,000,000	1,015,104
(Molloy College), 5.00%, 7/1/44	BBB	2,300,000	2,299,863
(Molloy College), 5.00%, 7/1/43	BBB	1,025,000	1,027,547
(Hofstra U.), 5.00%, 7/1/42	A2	1,200,000	1,227,734
(Molloy College), 5.00%, 7/1/38	BBB	865,000	873,756
(Molloy College), 5.00%, 7/1/38	BBB	480,000	480,344
(Molloy College), 5.00%, 7/1/37	BBB	315,000	315,794
(Adelphi U.), 5.00%, 2/1/34	A−	200,000	209,183
(Adelphi U.), 5.00%, 2/1/33	A−	205,000	214,493
(Adelphi U.), 5.00%, 6/1/32	A−	200,000	214,814
(Adelphi U.), 5.00%, 2/1/32	A−	230,000	240,904
(Adelphi U.), 5.00%, 2/1/31	A−	200,000	209,429
(Adelphi U.), 5.00%, 2/1/30	A−	155,000	162,501

2 New York Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (98.7%)* cont.	Rating**	Principal amount	Value
New York cont.
Hempstead Town, Local Dev. Corp. Rev. Bonds
(Adelphi U.), 5.00%, 6/1/26	A−	$345,000	$352,050
(Adelphi U.), 4.00%, 2/1/39	A−	1,000,000	968,418
Liberty, Dev. Corp. Rev. Bonds, (Goldman Sachs Headquarters)
5.50%, 10/1/37	A2	4,010,000	4,653,217
5.25%, 10/1/35	A2	4,000,000	4,544,018
Long Island, Pwr. Auth. Elec. Syst. Rev. Bonds
Ser. B, 5.00%, 9/1/45	A2	2,000,000	2,009,625
Ser. B, 5.00%, 9/1/34	A2	6,635,000	6,839,990
Ser. A, 3.00%, 9/1/40	A2	1,000,000	809,645
Metro. Trans. Auth. Rev. Bonds
(Green Bonds), Ser. C-1, BAM, 5.00%, 11/15/44	AA	10,000,000	10,432,322
Ser. B, 5.00%, 11/15/33	A3	5,220,000	5,380,807
Ser. D-1, 5.00%, 11/15/33	A3	960,000	964,885
Ser. A, BAM, 4.00%, 11/15/48	AA	4,000,000	3,773,200
Ser. D-2, 4.00%, 11/15/47	A3	2,000,000	1,867,832
(Green Bonds), Ser. A-1, 4.00%, 11/15/47	A3	3,000,000	2,773,153
Metro. Trans. Auth. VRDN Ser. D-2, 3.90%, 11/1/35	VMIG 1	7,240,000	7,240,000
Metro. Trans. Auth. Dedicated Tax Rev. Bonds, (Green Bonds), Ser. B-1, 5.00%, 11/15/36	AA	3,500,000	3,599,116
Metro. Trans. Auth. Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/51	A3	9,500,000	9,404,733
Monroe Cnty., Indl. Dev. Corp. Rev. Bonds
(Rochester Gen. Hosp.), 5.00%, 12/1/46	BBB+	3,000,000	3,005,201
(Rochester Gen. Hosp.), Ser. A, 5.00%, 12/1/37	BBB+	2,000,000	2,002,871
(Rochester Gen. Hosp.), 5.00%, 12/1/35	BBB+	600,000	608,702
(Rochester Gen. Hosp.), Ser. A, 5.00%, 12/1/32	BBB+	1,250,000	1,251,546
(St. John Fisher College), Ser. A, 5.00%, 6/1/29	A−	800,000	800,573
(Rochester Regl. Hlth. Oblig. Group), 4.00%, 12/1/46	BBB+	1,250,000	1,090,706
(Highland Hosp.), 4.00%, 7/1/40	A2	3,890,000	3,738,819
Monroe Cnty., Indl. Dev. Corp. 144A Rev. Bonds, (True North Rochester Preparatory Charter School), 5.00%, 6/1/59	Baa3	4,120,000	4,121,367
Nassau Cnty., Local Econ. Rev. Bonds, (Roosevelt Children’s Academy Charter School), 5.00%, 7/1/55	Baa2	2,750,000	2,690,185
Nassau Cnty., Tobacco Settlement Corp. Rev. Bonds, Ser. A-2, 5.25%, 6/1/26	CCC+	4,660,202	4,570,056
New Rochelle, Corp. Local Dev. Rev. Bonds, (Iona College), Ser. A, 5.00%, 7/1/40	Baa2	350,000	351,169
Niagara Frontier Trans. Auth. Rev. Bonds, (Buffalo Niagara Intl. Arpt.), Ser. A
5.00%, 4/1/39	A3	1,040,000	1,057,135
5.00%, 4/1/37	A3	1,000,000	1,021,856
5.00%, 4/1/35	A3	200,000	205,500
NY City, G.O. Bonds
Ser. D, 5.25%, 4/1/54	Aa2	2,500,000	2,717,702
Ser. B-1, 5.25%, 10/1/47	Aa2	4,800,000	5,212,207
Ser. B-1, 5.25%, 10/1/43	Aa2	1,500,000	1,643,748
Ser. A, 5.00%, 8/1/47	Aa2	5,300,000	5,679,691
(Fiscal 2024), Ser. A, 5.00%, 8/1/46	Aa2	1,450,000	1,557,333
Ser. C, 5.00%, 8/1/42	Aa2	5,350,000	5,688,606
Ser. D-1, 4.00%, 3/1/44	Aa2	1,135,000	1,098,483
Ser. F-1, 5.00%, 4/1/43 T	Aa2	9,440,000	9,794,910
Ser. A, 4.00%, 8/1/42	Aa2	3,500,000	3,408,982
NY City, VRDN, Ser. I-2, 4.05%, 3/1/40	VMIG 1	500,000	500,000
NY City, Hlth. & Hosp. Corp. Rev. Bonds, Ser. A
4.00%, 2/15/48	Aa3	880,000	814,346
4.00%, 2/15/45	Aa3	1,810,000	1,730,599
NY City, Hsg. Dev. Corp. Rev. Bonds
Ser. J, 3.15%, 11/1/54	AA+	6,190,000	4,434,314
(Sustainable Dev.), Ser. A-1, 3.05%, 11/1/42	AA+	3,195,000	2,568,034
2.80%, 2/1/50	Aa2	3,585,000	2,464,462
(Sustainable Dev.), Ser. F-1, FHA Insd., 2.50%, 11/1/51	AA+	5,480,000	3,388,426
NY City, Hsg. Dev. Corp. Multi-Fam. Hsg. Rev. Bonds
(Sustainable Dev.), Ser. A-1, 4.95%, 11/1/58	AA+	2,000,000	2,029,437
Ser. A-1, FHA Insd., 4.75%, 11/1/54	AA+	3,000,000	2,994,775
Ser. I-1, 2.80%, 11/1/60	AA+	3,000,000	1,859,240
(Sustainability Bonds), Ser. I-1, 2.70%, 11/1/55	AA+	7,000,000	4,364,862

New York Tax Exempt Income Fund 3

MUNICIPAL BONDS AND NOTES (98.7%)* cont.	Rating**	Principal amount	Value
New York cont.
NY City, Hsg. Dev. Corp. Multi-Fam. Hsg. Rev. Bonds
Ser. F-1, FHA Insd., 2.60%, 11/1/56	AA+	$4,000,000	$2,433,718
Ser. G-1, FHA Insd., 2.45%, 11/1/45	AA+	4,500,000	3,032,973
Ser. D-1B, FHA Insd., 2.40%, 11/1/50	AA+	5,000,000	3,066,852
NY City, Indl. Dev. Agcy. Rev. Bonds
(Yankee Stadium, LLC), AGM, 4.00%, 3/1/45	AA	1,000,000	947,715
(Queens Ballpark Co., LLC), AGM, 3.00%, 1/1/33	AA	3,810,000	3,488,831
NY City, Indl. Dev. Agcy. Arpt. Fac. Rev. Bonds, (Sr. Trips), Ser. A, 5.00%, 7/1/28	BBB+	1,295,000	1,281,918
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds
Ser. AA-1, 5.25%, 6/15/52	Aa1	10,000,000	10,808,989
Ser. DD, 5.25%, 6/15/47	Aa1	4,000,000	4,374,230
Ser. AA-1, 5.00%, 6/15/48	Aa1	2,090,000	2,197,457
Ser. BB-1, 3.00%, 6/15/44	Aa1	1,000,000	780,150
NY City, Transitional Fin. Auth. Rev. Bonds
5.50%, 11/1/45	AAA	10,000,000	11,121,847
(Future Tax Secd.), Ser. B-1, 5.25%, 11/1/37	AAA	3,000,000	3,382,401
(Future Tax Secd.), 5.00%, 5/1/45	AAA	3,500,000	3,774,756
(Future Tax Secd.), Ser. A-1, 5.00%, 5/1/45	AAA	4,000,000	4,300,091
(Future Tax Secd.), 5.00%, 5/1/43	AAA	2,150,000	2,338,110
5.00%, 8/1/40	AAA	14,000,000	14,600,550
(Future Tax Secd.), 5.00%, 5/1/40	AAA	2,000,000	2,197,472
Ser. A-1, 5.00%, 5/1/37	AAA	1,000,000	1,019,386
(Future Tax Secd.), 4.00%, 5/1/40	AAA	2,500,000	2,477,568
(Future Tax Secd.), 4.00%, 5/1/39	AAA	5,000,000	4,962,644
(Future Tax Secd.), 4.00%, 8/1/38	AAA	5,000,000	5,026,363
(Future Tax Secd.), Ser. F-1, 4.00%, 11/1/37	AAA	1,000,000	1,019,918
NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds, Ser. S-1
5.00%, 7/15/43	Aa2	14,610,000	14,782,586
5.00%, 7/15/40	Aa2	4,550,000	4,570,415
NY City, Transitional Fin. Auth. Rev. Bonds, (Future Tax Secd.) Ser. F-1, 5.25%, 2/1/53	AAA	5,000,000	5,436,265
NY Counties, Tobacco Trust II Rev. Bonds, (Tobacco Settlement Pass Through), 5.75%, 6/1/43	A−	775,000	789,933
NY Counties, Tobacco Trust IV Rev. Bonds, (Tobacco Settlement Pass Through), Ser. A, 5.00%, 6/1/38	B−	6,985,000	6,673,404
NY Counties, Tobacco Trust VI Rev. Bonds
(Tobacco Settlement Pass Through), Ser. A-2B, 5.00%, 6/1/51	BB+/P	2,300,000	2,063,775
Ser. A-2B, 5.00%, 6/1/45	BB+	1,000,000	924,135
(Tobacco Settlement Pass Through), Ser. B, 5.00%, 6/1/41	A−	250,000	251,742
(Tobacco Settlement Pass Through), Ser. B, 5.00%, 6/1/36	A−	265,000	269,152
NY State Bridge Auth. Rev. Bonds, Ser. A
4.00%, 1/1/41	Aa3	200,000	198,062
4.00%, 1/1/40	Aa3	325,000	323,071
4.00%, 1/1/39	Aa3	250,000	250,162
4.00%, 1/1/38	Aa3	175,000	176,569
NY State Convention Ctr. Dev. Corp. Rev. Bonds, (Hotel Unit Fee)
5.00%, 11/15/45	A2	3,000,000	3,024,219
zero %, 11/15/50	A2	7,000,000	1,819,193
NY State Dorm. Auth. (NY Inst. Of Tech.)
5.25%, 7/1/54	Baa2	2,900,000	3,048,004
5.25%, 7/1/49	Baa2	2,300,000	2,439,281
5.00%, 7/1/44	Baa2	700,000	732,600
5.00%, 7/1/43	Baa2	770,000	810,402
NY State Dorm. Auth. Rev. Bonds
(NYU), Ser. 1, AMBAC, 5.50%, 7/1/40	Aa2	6,000,000	6,909,739
(Iona College), Ser. A, 5.00%, 7/1/51	Baa2	350,000	340,478
(St. Joseph’s College), 5.00%, 7/1/51	BBB−/F	1,775,000	1,571,603
(Iona College), 5.00%, 7/1/42	Baa2	225,000	226,689
(The New School), Ser. A, 5.00%, 7/1/42	A3	750,000	785,407
(The New School), Ser. A, 5.00%, 7/1/41	A3	1,000,000	1,051,223
(The New School), Ser. A, 5.00%, 7/1/40	A3	900,000	948,878
(The New School), Ser. A, 5.00%, 7/1/39	A3	750,000	796,956
(Wagner College), 5.00%, 7/1/38	BBB−/F	840,000	854,307
(Iona College), 5.00%, 7/1/37	Baa2	200,000	206,028

4 New York Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (98.7%)* cont.	Rating**	Principal amount	Value
New York cont.
NY State Dorm. Auth. Rev. Bonds
(Wagner College), 5.00%, 7/1/37	BBB−/F	$770,000	$790,065
(Wagner College), 5.00%, 7/1/36	BBB−/F	730,000	751,741
(Wagner College), 5.00%, 7/1/35	BBB−/F	1,000,000	1,032,535
(Wagner College), 5.00%, 7/1/33	BBB−/F	1,000,000	1,035,122
(Iona College), 5.00%, 7/1/32	Baa2	525,000	548,933
(Iona College), 5.00%, 7/1/31	Baa2	625,000	651,731
(Iona College), 5.00%, 7/1/29	Baa2	250,000	258,249
(Northwell Hlth.), 4.00%, 5/1/45	A3	10,000,000	9,315,936
(Rockefeller U. (The)), Ser. A, 4.00%, 7/1/42	Aa1	6,400,000	6,318,204
(St. Joseph’s College), 4.00%, 7/1/35	BBB−/F	600,000	535,052
NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds
(Culinary Inst. of America), 5.50%, 7/1/33	Baa2	1,180,000	1,181,384
(School Dist. Fin. Program), Ser. C, AGC, 5.125%, 10/1/36	AA	40,000	40,045
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/43	A3	2,500,000	2,503,661
(Pratt Inst.), 5.00%, 7/1/39	A2	2,750,000	2,786,773
(St. John’s U.), Ser. A, 5.00%, 7/1/37	A3	1,400,000	1,413,701
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/37	A3	3,000,000	3,013,488
(NYU Hosp. Ctr.), 5.00%, 7/1/33	A1	360,000	368,284
(School Dist. Fin. Program), Ser. C, AGC, 5.00%, 10/1/31	AA	20,000	20,019
NY State Dorm. Auth. Personal Income Tax Rev. Bonds
Ser. A, 5.25%, 3/15/52	Aa1	3,000,000	3,263,977
Ser. B, U.S. Govt. Coll., 5.00%, 2/15/41 (Prerefunded 8/15/27)	AAA/P	10,000	10,565
Ser. B-C, 5.00%, 2/15/41	Aa1	4,995,000	5,015,889
Ser. B-C, U.S. Govt. Coll., 5.00%, 2/15/41 (Prerefunded 2/15/25)	AAA/P	5,000	5,040
Ser. B, U.S. Govt. Coll., 5.00%, 2/15/39 (Prerefunded 8/15/27)	AAA/P	5,000	5,282
Ser. A, 3.00%, 3/15/38	Aa1	1,320,000	1,143,345
NY State Energy Research & Dev. Auth. Poll. Control Rev. Bonds, (NY State Elec. & Gas Corp.)
Ser. C, 4.00%, 4/1/34	A−	3,600,000	3,534,193
Ser. D, 3.50%, 10/1/29	A−	5,000,000	4,815,174
NY State Env. Fac. Corp. Solid Waste Disp.
Mandatory Put Bonds (9/30/30), (Casella Waste Syst., Inc.), 5.125%, 9/1/50	B1	1,000,000	1,023,046
Mandatory Put Bonds (9/2/25), (Casella Waste Syst., Inc.), Ser. R-1, 2.75%, 9/1/50	B1	550,000	537,132
NY State Hsg. Fin. Agcy. VRDN (8 East 102nd St., LLC), Ser. A, 3.35%, 5/1/44	VMIG 1	3,000,000	3,000,000
NY State Liberty Dev. Corp. Rev. Bonds
(7 World Trade Ctr. II, LLC), 3.50%, 9/15/52	A2	3,000,000	2,352,611
(7 World Trade Ctr. II, LLC), 3.125%, 9/15/50	Aaa	3,075,000	2,304,828
(4 World Trade Ctr.), 3.00%, 11/15/51	A+	7,120,000	5,198,254
(7 World Trade Ctr. II, LLC), 3.00%, 9/15/43	Aaa	29,290,000	22,941,255
(Port Auth. of NY & NJ), Ser. 1WTC, 3.00%, 2/15/42	AA−	1,500,000	1,217,325
(One Bryant Pk., LLC), Class 3, 2.80%, 9/15/69	Baa1	5,500,000	4,891,889
(Port Auth. of NY & NJ), Ser. 1WTC, 2.75%, 2/15/44	AA−	8,250,000	5,966,816
NY State Liberty Dev. Corp. 144A Rev. Bonds, (3 World Trade Ctr., LLC)
Class 2, 5.15%, 11/15/34	BB/P	515,000	517,228
Class 1-3, 5.00%, 11/15/44	BB−/P	15,975,000	16,003,776
NY State Pwr. Auth. Rev. Bonds, (Green Bond), Ser. A, 4.00%, 11/15/55	Aa2	5,950,000	5,574,900
NY State Thruway Auth. Rev. Bonds
Ser. P, 5.25%, 1/1/54	A1	2,000,000	2,183,586
Ser. A, 5.00%, 1/1/46	A2	2,000,000	2,015,369
Ser. B, 4.00%, 1/1/45	A2	6,000,000	5,706,102
Ser. B, 4.00%, 1/1/41	A2	3,000,000	2,902,674
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(JFK New Term. One, LLC), 6.00%, 6/30/54	Baa3	5,700,000	6,252,492
(Delta Air Lines, Inc.), 5.625%, 4/1/40	Baa3	2,900,000	3,163,835
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/46	Baa2	4,500,000	4,478,884
(Delta Air Lines, Inc.), 5.00%, 10/1/40	Baa3	7,250,000	7,515,923
(Delta Air Lines, Inc. — LaGuardia Arpt. Term. C&D), 5.00%, 1/1/36	Baa3	5,000,000	5,143,652
(Delta Air Lines, Inc.), 5.00%, 10/1/35	Baa3	750,000	795,223
(JFK Intl. Air Term., LLC), 5.00%, 12/1/34	Baa1	5,000,000	5,297,909
(Delta Air Lines, Inc. — LaGuardia Arpt. Term. C&D), 5.00%, 1/1/34	Baa3	2,000,000	2,063,100
(Delta Air Lines, Inc. — LaGuardia Arpt. Term. C&D), 5.00%, 1/1/32	Baa3	1,000,000	1,031,650

New York Tax Exempt Income Fund 5

MUNICIPAL BONDS AND NOTES (98.7%)* cont.	Rating**	Principal amount	Value
New York cont.
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(JFK Intl. Arpt. Term. 4, LLC), 4.00%, 12/1/41	Baa1	$900,000	$848,105
(JFK Intl. Arpt. Term. 4, LLC), 4.00%, 12/1/38	Baa1	600,000	580,051
(American Airlines, Inc.), 3.00%, 8/1/31	BB−/F	1,630,000	1,523,672
NY State Urban Dev. Corp. Personal Income Tax Rev. Bonds, (Group C), Ser. A , 5.00%, 3/15/38	Aa1	6,515,000	6,581,424
NY State Urban Dev. Corp. Sales Tax Rev. Bonds, Ser. A, 5.00%, 3/15/45	Aa1	10,000,000	10,824,508
Oneida Cnty., Local Dev. Corp. Rev. Bonds, (Mohawk Valley Hlth. Syst.)
AGM, 4.00%, 12/1/46	AA	4,000,000	3,565,144
Ser. A, AGM, 4.00%, 12/1/38	AA	1,250,000	1,183,870
Ser. A, AGM, 4.00%, 12/1/37	AA	1,000,000	955,203
Ser. A, AGM, 4.00%, 12/1/36	AA	1,250,000	1,213,407
Ser. A, AGM, 4.00%, 12/1/35	AA	1,000,000	973,916
Oneida Indian Nation 144A (Oneida Indian Nation of NY), Ser. B, 6.00%, 9/1/43	BBB−/F	1,200,000	1,269,641
Onondaga, Civic Dev. Corp. Rev. Bonds, (Le Moyne College)
5.00%, 7/1/51	Baa2	700,000	668,231
5.00%, 7/1/46	Baa2	450,000	438,525
5.00%, 1/1/43	Baa2	740,000	734,584
Ser. B, 5.00%, 7/1/35	Baa2	410,000	419,592
5.00%, 7/1/34	Baa2	445,000	447,256
Ser. B, 5.00%, 7/1/34	Baa2	285,000	291,440
Ser. B, 5.00%, 7/1/33	Baa2	305,000	311,288
Ser. B, 5.00%, 7/1/32	Baa2	265,000	271,193
4.00%, 7/1/42	Baa2	525,000	452,510
4.00%, 7/1/41	Baa2	215,000	187,598
Ser. B, 4.00%, 7/1/40	Baa2	300,000	264,530
4.00%, 7/1/39	Baa2	450,000	401,676
Ser. B, 4.00%, 7/1/39	Baa2	825,000	736,406
4.00%, 7/1/38	Baa2	150,000	136,052
Ser. B, 4.00%, 7/1/38	Baa2	455,000	412,690
Ser. B, 4.00%, 7/1/37	Baa2	490,000	452,713
4.00%, 7/1/36	Baa2	325,000	303,787
Ser. B, 4.00%, 7/1/36	Baa2	425,000	397,261
4.00%, 7/1/34	Baa2	300,000	283,534
Port Auth. of NY & NJ Rev. Bonds
5.50%, 8/1/52	Aa3	5,000,000	5,343,008
5.00%, 1/15/47	Aa3	3,000,000	3,222,319
Ser. 217, 5.00%, 11/1/44	Aa3	2,700,000	2,845,983
Ser. 194, 5.00%, 10/15/41	Aa3	3,725,000	3,772,950
4.00%, 11/1/39	Aa3	3,250,000	3,277,914
Poughkeepsie City, G.O. Bonds
5.00%, 6/1/31	Ba1	600,000	604,044
5.00%, 6/1/25	Ba1	230,000	230,094
5.00%, 6/1/24	Ba1	460,000	460,000
Saratoga Cnty., Cap. Resource Rev. Bonds, (Skidmore College), Ser. 21A
4.00%, 7/1/37	A1	1,385,000	1,392,360
4.00%, 7/1/35	A1	1,285,000	1,300,408
Southold, Local Dev. Corp. Rev. Bonds, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/45	BBB−/F	2,250,000	2,189,323
St. Lawrence Cnty., Indl. Dev. Agcy. Civic Dev. Corp. Rev. Bonds, (Clarkson U.)
Ser. A, 5.00%, 9/1/41	Baa1	100,000	101,272
Ser. B, 5.00%, 9/1/41	Baa1	200,000	202,544
Ser. A, 5.00%, 9/1/40	Baa1	100,000	101,541
Ser. B, 5.00%, 9/1/40	Baa1	200,000	203,081
Ser. A, 5.00%, 9/1/39	Baa1	125,000	127,395
Ser. B, 5.00%, 9/1/39	Baa1	195,000	198,736
Ser. A, 5.00%, 9/1/38	Baa1	125,000	128,242
Ser. B, 5.00%, 9/1/38	Baa1	200,000	205,187
Ser. A, 5.00%, 9/1/37	Baa1	100,000	103,282
Ser. B, 5.00%, 9/1/37	Baa1	220,000	227,221
Ser. A, 5.00%, 9/1/36	Baa1	100,000	103,763
Ser. B, 5.00%, 9/1/36	Baa1	200,000	207,526
Ser. B, 5.00%, 9/1/35	Baa1	200,000	208,111

6 New York Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (98.7%)* cont.	Rating**	Principal amount	Value
New York cont.
St. Lawrence Cnty., Indl. Dev. Agcy. Civic Dev. Corp. Rev. Bonds, (Clarkson U.)
Ser. B, 5.00%, 9/1/34	Baa1	$200,000	$208,374
Ser. B, 5.00%, 9/1/33	Baa1	150,000	156,211
Ser. B, 5.00%, 9/1/32	Baa1	150,000	156,419
Suffolk, Regl. Off-Track Betting Corp. Rev. Bonds, 6.00%, 12/1/53	BB−/P	3,000,000	3,105,157
Suffolk, Tobacco Asset Securitization Corp. Rev. Bonds
4.00%, 6/1/50	BBB−	2,565,000	2,509,071
4.00%, 6/1/41	A−	1,300,000	1,242,725
4.00%, 6/1/40	A−	1,250,000	1,205,546
4.00%, 6/1/39	A−	1,250,000	1,218,314
4.00%, 6/1/38	A−	815,000	802,066
4.00%, 6/1/37	A−	1,250,000	1,243,147
Ser. B-2, zero %, 6/1/66	BB/P	5,000,000	468,126
Syracuse, Regl. Arpt. Auth. Rev. Bonds
5.00%, 7/1/33	Baa1	1,500,000	1,555,419
4.00%, 7/1/36	Baa1	400,000	382,782
4.00%, 7/1/35	Baa1	350,000	337,095
Tompkins Cnty., Dev. Corp. Rev. Bonds
(Kendal at Ithaca, Inc.), 5.00%, 7/1/44	BBB+	2,570,000	2,537,834
(Ithaca College), 5.00%, 7/1/41	A3	715,000	726,125
(Ithaca College), 5.00%, 7/1/37	A3	250,000	256,826
(Ithaca College), 5.00%, 7/1/35	A3	150,000	154,818
(Ithaca College), 5.00%, 7/1/34	A3	150,000	154,894
Triborough Bridge & Tunnel Auth. Rev. Bonds
(Metro. Trans. Auth. Payroll Mobility Tax), Ser. D-2, 5.50%, 5/15/52	AA+	3,250,000	3,568,239
(Metro. Trans. Auth. Payroll Mobility Tax), Ser. C, 5.25%, 5/15/52	AA+	5,500,000	5,907,586
Ser. B, 5.00%, 11/15/38	Aa3	1,000,000	1,030,970
Ser. B, zero %, 11/15/32	Aa3	3,900,000	2,750,512
Ser. A, zero %, 11/15/30	A1	7,000,000	5,361,192
Troy, Cap. Resource Corp. Rev. Bonds, (Rensselaer Polytechnic Inst.), Ser. A
5.00%, 9/1/39	A3	2,725,000	2,874,180
5.00%, 9/1/37	A3	1,375,000	1,458,512
5.00%, 9/1/36	A3	1,500,000	1,600,040
5.00%, 9/1/34	A3	2,000,000	2,133,940
4.00%, 9/1/40	A3	1,375,000	1,292,175
TSASC, Inc. Rev. Bonds, Ser. A, 5.00%, 6/1/41	A−	15,490,000	15,709,008
Util. Debt Securitization Auth. Rev. Bonds, Ser. 1
5.00%, 12/15/41	Aaa	2,500,000	2,821,981
5.00%, 12/15/40	Aaa	4,000,000	4,538,348
Westchester Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Pace U.), Ser. A, 5.50%, 5/1/42	BBB−	4,405,000	4,405,556
(Kendal on Hudson), Ser. B, 5.00%, 1/1/41	BBB+/F	500,000	512,078
(Kendal on Hudson), Ser. B, 5.00%, 1/1/37	BBB+/F	525,000	546,149
(Kendal on Hudson), Ser. B, 5.00%, 1/1/32	BBB+/F	500,000	524,230
Westchester Cnty., Indl. Dev. Agcy. Civic Fac. 144A Rev. Bonds, (Purchase Sr. Learning Cmnty.), 5.00%, 7/1/56	B−/P	2,205,000	2,039,615
Westchester Cnty., Indl. Dev. Multi-Fam. Hsg. Mandatory Put Bonds (5/1/41), (Armory Plaza Preservation, LP), FNMA Coll., 4.30%, 6/1/46	Aaa	3,215,000	3,074,984
Westchester Cnty., Local Dev. Corp. Rev. Bonds
(Purchase Hsg. Corp. II), 5.00%, 6/1/42	BBB	1,235,000	1,228,352
(NY Blood Ctr., Inc.), 5.00%, 7/1/38	Baa1	1,000,000	1,066,589
Westchester Tobacco Asset Securitization Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/41	A−	1,250,000	1,270,018
Yonkers, Econ. Dev. Corp. Edl. Rev. Bonds, (Charter School of Edl. Excellence), Ser. A
5.00%, 10/15/54	BB/P	505,000	484,426
5.00%, 10/15/49	BB/P	665,000	650,140
5.00%, 10/15/39	BB/P	545,000	550,072
			731,688,741

New York Tax Exempt Income Fund 7

MUNICIPAL BONDS AND NOTES (98.7%)* cont.	Rating**	Principal amount	Value
Puerto Rico (0.8%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1
4.00%, 7/1/41	BB/P	$3,200,000	$2,974,484
4.00%, 7/1/37	BB/P	2,750,000	2,668,052
Cmnwlth. of PR, Sales Tax Fin. Corp. (COFINA) Rev. Bonds, Class 2, zero %, 8/1/47	BBB/P	1,548,906	465,343
			6,107,879
Washington (0.6%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, 6.75%, 12/1/44	BB+	4,300,000	4,429,908
			4,429,908
Total municipal bonds and notes (cost $766,098,280)			$752,499,180

SHORT-TERM INVESTMENTS (1.7%)*		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 5.46% L	Shares	12,124,809	$12,124,809
U.S. Treasury Bills 5.377%, 7/23/24 #		$643,000	638,289
Total short-term investments (cost $12,762,957)			$12,763,098

TOTAL INVESTMENTS
Total investments (cost $778,861,237)	$765,262,278

Notes to the fund’s portfolio
	Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from December 1, 2023 through May 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $762,112,717.
**	The Moody’s, Standard & Poor’s or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $637,985 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
T	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, Intercontinental Exchange (ICE) London Interbank Offered Rate (LIBOR) USD 1 Month, ICE LIBOR USD 3 Month, US Secured Overnight Financing Rate (SOFR), Chicago Mercantile Exchange (CME) Term SOFR 3 Month or CME Term SOFR 6 Month rates, which were 3.36%, 5.44%, 5.60%, 5.34%, 5.34% and 5.31%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	20.8%
	Transportation	18.2
	Tax bonds	13.2
	Health care	10.0

8 New York Tax Exempt Income Fund

FUTURES CONTRACTS OUTSTANDING at 5/31/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond Ultra 30 yr (Short)	105	$12,855,938	$12,855,938	Sep-24	$98,903
Unrealized appreciation					98,903
Unrealized (depreciation)					—
Total					$98,903

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$752,499,180	$—
Short-term investments	—	12,763,098	—
Totals by level	$—	$765,262,278	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$98,903	$—	$—
Totals by level	$98,903	$—	$—

The accompanying notes are an integral part of these financial statements.

New York Tax Exempt Income Fund 9

Financial Statements

Statement of assets and liabilities

5/31/24 (Unaudited)

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $766,736,428)	$753,137,469
Affiliated issuers (identified cost $12,124,809) (Note 5)	12,124,809
Interest and other receivables	9,756,303
Receivable for shares of the fund sold	339,731
Receivable for investments sold	395,000
Prepaid assets	17,422
Total assets	775,770,734

LIABILITIES
Payable for investments purchased	2,591,481
Payable for shares of the fund repurchased	2,099,606
Payable for compensation of Manager (Note 2)	543,047
Payable for custodian fees (Note 2)	5,382
Payable for investor servicing fees (Note 2)	111,008
Payable for Trustee compensation and expenses (Note 2)	249,524
Payable for administrative services (Note 2)	2,749
Payable for distribution fees (Note 2)	249,684
Payable for floating rate notes issued (Note 1)	7,550,000
Payable for variation margin on futures contracts (Note 1)	68,913
Distributions payable to shareholders	107,105
Other accrued expenses	79,518
Total liabilities	13,658,017
Net assets	$762,112,717

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$814,585,299
Total distributable earnings (Note 1)	(52,472,582)
Total — Representing net assets applicable to capital shares outstanding	$762,112,717

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($546,997,159 divided by 69,827,409 shares)	$7.83
Offering price per class A share (100/96.00 of $7.83)*	$8.16
Net asset value and offering price per class B share ($64,413 divided by 8,245 shares)**	$7.81
Net asset value and offering price per class C share ($10,572,047 divided by 1,350,173 shares)**	$7.83
Net asset value, offering price and redemption price per class R6 share ($142,863,191 divided by 18,228,115 shares)	$7.84
Net asset value, offering price and redemption price per class Y share ($61,615,907 divided by 7,861,235 shares)	$7.84
*	On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

10  New York Tax Exempt Income Fund

Statement of operations

Six months ended 5/31/24 (Unaudited)

Investment income
Interest (including interest income of $143,656 from investments in affiliated issuers) (Note 5)	$15,970,268
Total investment income	15,970,268

EXPENSES
Compensation of Manager (Note 2)	1,667,583
Investor servicing fees (Note 2)	230,424
Custodian fees (Note 2)	8,621
Trustee compensation and expenses (Note 2)	21,447
Distribution fees (Note 2)	768,580
Administrative services (Note 2)	14,479
Interest and fees expense (Note 1)	153,123
Other	121,970
Total expenses	2,986,227
Expense reduction (Note 2)	(7,204)
Net expenses	2,979,023
Net investment income	12,991,245

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(140,505)
Futures contracts (Note 1)	(59,824)
Total net realized loss	(200,329)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	1,267,944
Futures contracts	106,977
Total change in net unrealized appreciation	1,374,921
Net gain on investments	1,174,592
Net increase in net assets resulting from operations	$14,165,837

The accompanying notes are an integral part of these financial statements.

New York Tax Exempt Income Fund  11

Statement of changes in net assets

	Six months ended 5/31/24*	Year ended 11/30/23
Decrease in net assets
Operations
Net investment income	$12,991,245	$24,855,188
Net realized loss on investments	(200,329)	(23,147,738)
Change in net unrealized appreciation of investments	1,374,921	29,621,805
Net increase in net assets resulting from operations	14,165,837	31,329,255
Distributions to shareholders (Note 1):
From ordinary income
Taxable net investment income
Class A	—	(61,459)
Class B	—	(42)
Class C	—	(1,623)
Class R6	—	(13,776)
Class Y	—	(6,169)
From tax-exempt net investment income
Class A	(8,923,392)	(17,569,707)
Class B	(1,972)	(7,853)
Class C	(136,431)	(324,554)
Class R6	(2,449,505)	(4,455,052)
Class Y	(1,081,070)	(2,024,304)
Decrease from capital share transactions (Note 4)	(30,962,720)	(29,992,097)
Total decrease in net assets	(29,389,253)	(23,127,381)
Net assets
Beginning of period	791,501,970	814,629,351
End of period	$762,112,717	$791,501,970
*	Unaudited.

The accompanying notes are an integral part of these financial statements.

12  New York Tax Exempt Income Fund

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [a]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [b]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class A
May 31, 2024**	$7.82	.13	.01	.14	(.13)	—	(.13)	$7.83	1.73*	$546,997	.41* c	1.62*	6*
November 30, 2023	7.75	.24	.06	.30	(.23)	—	(.23)	7.82	3.98	576,953	.87 c	3.05	41
November 30, 2022	8.90	.20	(1.13)	(.93)	(.20)	(.02)	(.22)	7.75	(10.50)	603,940	.83 c	2.49	35
November 30, 2021	8.80	.18	.10	.28	(.18)	—	(.18)	8.90	3.23	756,976	.77 c	2.05	12
November 30, 2020	8.72	.20	.09	.29	(.21)	—	(.21)	8.80	3.34	770,842	.77 c	2.37	29
November 30, 2019	8.26	.22	.47	.69	(.23)	—	(.23)	8.72	8.38	813,820.75		2.61	26
Class B
May 31, 2024**	$7.80	.11	— d	.11	(.10)	—	(.10)	$7.81	1.42*	$64	.71* c	1.34*	6*
November 30, 2023	7.73	.19	.07	.26	(.19)	—	(.19)	7.80	3.36	228	1.47 c	2.43	41
November 30, 2022	8.88	.16	(1.14)	(.98)	(.15)	(.02)	(.17)	7.73	(11.06)	432	1.43 c	1.84	35
November 30, 2021	8.78	.13	.10	.23	(.13)	—	(.13)	8.88	2.62	930	1.37 c	1.46	12
November 30, 2020	8.70	.15	.08	.23	(.15)	—	(.15)	8.78	2.71	1,905	1.39 c	1.76	29
November 30, 2019	8.24	.17	.46	.63	(.17)	—	(.17)	8.70	7.72	4,083	1.38	2.00	26
Class C
May 31, 2024**	$7.82	.10	.01	.11	(.10)	—	(.10)	$7.83	1.35*	$10,572	.78* c	1.25*	6*
November 30, 2023	7.74	.18	.07	.25	(.17)	—	(.17)	7.82	3.34	12,223	1.62 c	2.29	41
November 30, 2022	8.90	.14	(1.14)	(1.00)	(.14)	(.02)	(.16)	7.74	(11.26)	15,924	1.58 c	1.72	35
November 30, 2021	8.80	.12	.10	.22	(.12)	—	(.12)	8.90	2.46	24,416	1.52 c	1.31	12
November 30, 2020	8.72	.14	.08	.22	(.14)	—	(.14)	8.80	2.55	34,757	1.54 c	1.60	29
November 30, 2019	8.26	.16	.46	.62	(.16)	—	(.16)	8.72	7.55	42,827	1.53	1.84	26
Class R6
May 31, 2024**	$7.83	.14	.01	.15	(.14)	—	(.14)	$7.84	1.86*	$142,863	.28* c	1.75*	6*
November 30, 2023	7.75	.26	.07	.33	(.25)	—	(.25)	7.83	4.39	137,817	.60 c	3.31	41
November 30, 2022	8.90	.22	(1.13)	(.91)	(.22)	(.02)	(.24)	7.75	(10.27)	135,650	.57 c	2.75	35
November 30, 2021	8.81	.20	.10	.30	(.21)	—	(.21)	8.90	3.38	173,483	.52 c	2.30	12
November 30, 2020	8.73	.23	.08	.31	(.23)	—	(.23)	8.81	3.58	130,200	.53 c	2.60	29
November 30, 2019	8.26	.24	.48	.72	(.25)	—	(.25)	8.73	8.75	110,449.52		2.68 e	26
Class Y
May 31, 2024**	$7.83	.14	.01	.15	(.14)	—	(.14)	$7.84	1.86*	$61,616	.28* c	1.75*	6*
November 30, 2023	7.75	.26	.07	.33	(.25)	—	(.25)	7.83	4.38	64,280	.62 c	3.30	41
November 30, 2022	8.90	.22	(1.13)	(.91)	(.22)	(.02)	(.24)	7.75	(10.27)	58,684	.58 c	2.73	35
November 30, 2021	8.81	.20	.09	.29	(.20)	—	(.20)	8.90	3.37	83,032	.52 c	2.29	12
November 30, 2020	8.72	.22	.10	.32	(.23)	—	(.23)	8.81	3.69	66,571	.54 c	2.59	29
November 30, 2019	8.26	.24	.46	.70	(.24)	—	(.24)	8.72	8.62	59,099.53		2.90	26

The accompanying notes are an integral part of these financial statements.

New York Tax Exempt Income Fund  13

Financial highlights cont.

* Not annualized.

** Unaudited.

a Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

b Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

c Includes interest and fee expense associated with borrowings which amounted to the following amounts as a percentage of average net assets:

Percentage of average net assets
5/31/24	0.02%
11/30/23	0.08
11/30/22	0.05
11/30/21	0.01
11/30/20	0.02

d Amount represents less than $0.01 per share.

e The net investment income ratio shown for the period ending may not correspond with the expected class specific differences for the period due to the timing of subscriptions into the class.

The accompanying notes are an integral part of these financial statements.

14  New York Tax Exempt Income Fund

Notes to financial statements 5/31/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from December 1, 2023 through May 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a wholly-owned subsidiary of Franklin Templeton
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton and an affiliate of Putnam Management
JPMorgan	JPMorgan Chase Bank, N.A.
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam New York Tax Exempt Income Fund (the fund) is a Massachusetts business trust, which is registered under the 1940 Act as a diversified open-end management investment company. The goal of the fund is to seek as high a level of current income exempt from federal income tax and New York State and City personal income taxes as Putnam Management believes is consistent with preservation of capital. The fund invests mainly in bonds that pay interest that is exempt from federal income tax and New York State and City personal income taxes (but that may be subject to federal alternative minimum tax (AMT)), are investment-grade in quality, and have intermediate- to long-term maturities (i.e., three years or longer). Under normal circumstances, Putnam Management invests so that at least 90% of the fund’s income distributions are exempt from federal income tax and New York State and City personal income taxes, except during times of adverse market conditions, when more than 10% of the fund’s income distributions could be subject to these taxes. Such tax-exempt investments in which the fund invests are issued by or for states, territories or possessions of the United States or by their political subdivisions, agencies, authorities or other government entities, and the income from these investments is exempt from both federal, and New York State and City personal income tax. This investment policy cannot be changed without the approval of the fund’s shareholders. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 4.00%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class B*	None	5.00% phased out over six years	Converts to class A shares after 8 years
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class R6†	None	None	None
Class Y†	None	None	None
* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.
† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the fund, including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued

New York Tax Exempt Income Fund   15

based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Tender option bond transactions The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in the fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $9,794,910 were held by the TOB trust and served as collateral for $7,550,000 in floating-rate bonds outstanding. For the reporting period ended, the fund incurred interest expense of $133,664 for these investments based on an average interest rate of 3.53%.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At November 30, 2023, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$12,015,625	$28,770,218	$40,785,843

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $778,577,819, resulting in gross unrealized appreciation and depreciation of $11,714,856 and $24,931,494, respectively, or net unrealized depreciation of $13,216,638.

Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are

16   New York Tax Exempt Income Fund

invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.590%	of the first $5 billion,
0.540%	of the next $5 billion,
0.490%	of the next $10 billion,
0.440%	of the next $10 billion,
0.390%	of the next $50 billion,
0.370%	of the next $50 billion,
0.360%	of the next $100 billion and
0.355%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.212% of the fund’s average net assets.

Effective July 15, 2024, Putnam Management transferred its management contract with the fund to Franklin Advisers. As a result of the transfer, Franklin Advisers replaced Putnam Management as the investment adviser of the fund. In addition, effective July 15, 2024, Franklin Advisers has retained Putnam Management as a sub-adviser for the fund pursuant to a new sub-advisory agreement between Franklin Advisers and Putnam Management.

Putnam Management has contractually agreed, through March 30, 2026, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL. Effective July 15, 2024, Putnam Management transferred its sub-management contract with PIL in respect to the fund to Franklin Advisers.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management and PIL, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management and PIL became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management and the sub-management contract for the fund between Putnam Management and PIL that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, for the period from January 1, 2024 until February 21, 2024, Putnam Management and PIL continued to provide uninterrupted services with respect to the fund pursuant to interim investment management and sub-management contracts (together, the “Interim Advisory Contracts”) that were approved by the Board of Trustees. The terms of the Interim Advisory Contracts were identical to those of the Previous Advisory Contracts, except for the term of the contracts and those provisions required by regulation. On February 21, 2024, new investment management and sub-management contracts were approved by fund shareholders at a shareholder meeting held in connection with the Transaction (together, the “New Advisory Contracts”). The New Advisory Contracts took effect on February 21, 2024 and replaced the Interim Advisory Contracts. The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

Effective June 1, 2024, under an agreement with Putnam Management, Franklin Templeton Services will provide certain administrative services to the fund. The fee for those services will be paid by Putnam Management based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$171,664
Class B	47
Class C	3,449
Class R6	36,007
Class Y	19,257
Total	$230,424

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $7,204 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $602, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$710,769
Class B	1.00%	0.85%	663
Class C	1.00%	1.00%	57,148
Total			$768,580

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $3,840 from the sale of class A shares and received $77 and $98 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $979 on class A redemptions.

New York Tax Exempt Income Fund   17

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$48,653,276	$85,543,705
U.S. government securities (Long-term)	—	—
Total	$48,653,276	$85,543,705

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 5/31/24		YEAR ENDED 11/30/23
Class A	Shares	Amount	Shares	Amount
Shares sold	2,398,011	$19,076,842	5,133,092	$39,925,554
Shares issued in connection with reinvestment of distributions	977,240	7,771,890	1,957,206	15,172,209
	3,375,251	26,848,732	7,090,298	55,097,763
Shares repurchased	(7,309,454)	(58,124,042)	(11,271,519)	(87,404,362)
Net decrease	(3,934,203)	$(31,275,310)	(4,181,221)	$(32,306,599)
	SIX MONTHS ENDED 5/31/24		YEAR ENDED 11/30/23
Class B	Shares	Amount	Shares	Amount
Shares sold	10	$80	46	$360
Shares issued in connection with reinvestment of distributions	154	1,223	702	5,442
	164	1,303	748	5,802
Shares repurchased	(21,174)	(167,817)	(27,350)	(211,157)
Net decrease	(21,010)	$(166,514)	(26,602)	$(205,355)
	SIX MONTHS ENDED 5/31/24		YEAR ENDED 11/30/23
Class C	Shares	Amount	Shares	Amount
Shares sold	66,121	$527,154	165,740	$1,289,459
Shares issued in connection with reinvestment of distributions	16,610	132,062	41,054	318,297
	82,731	659,216	206,794	1,607,756
Shares repurchased	(295,961)	(2,351,609)	(699,479)	(5,375,793)
Net decrease	(213,230)	$(1,692,393)	(492,685)	$(3,768,037)
	SIX MONTHS ENDED 5/31/24		YEAR ENDED 11/30/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	2,846,196	$22,654,064	4,172,818	$32,590,043
Shares issued in connection with reinvestment of distributions	311,249	2,475,934	576,163	4,467,834
	3,157,445	25,129,998	4,748,981	37,057,877
Shares repurchased	(2,540,368)	(20,179,462)	(4,636,517)	(36,005,349)
Net increase	617,077	$4,950,536	112,464	$1,052,528
	SIX MONTHS ENDED 5/31/24		YEAR ENDED 11/30/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,043,953	$8,310,018	5,319,507	$41,613,250
Shares issued in connection with reinvestment of distributions	120,880	961,826	228,035	1,768,910
	1,164,833	9,271,844	5,547,542	43,382,160
Shares repurchased	(1,517,014)	(12,050,883)	(4,904,341)	(38,146,794)
Net increase (decrease)	(352,181)	$(2,779,039)	643,201	$5,235,366

18   New York Tax Exempt Income Fund

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 11/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/24
Short-term investments
Putnam Short Term Investment Fund Class P‡	$9,839,045	$100,791,097	$98,505,333	$143,656	$12,124,809
Total Short-term investments	$9,839,045	$100,791,097	$98,505,333	$143,656	$12,124,809
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund focuses a majority of its investments in the state of New York and may be affected by economic and political developments in that state.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Futures contracts (number of contracts)	50

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Interest rate contracts	Receivables, Net assets — Unrealized appreciation	$98,903*	Payables	$—
Total		$98,903		$—
* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Futures	Total
Interest rate contracts	$(59,824)	$(59,824)
Total	$(59,824)	$(59,824)
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Futures	Total
Interest rate contracts	$106,977	$106,977
Total	$106,977	$106,977

New York Tax Exempt Income Fund   19

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	JPMorgan Securities LLC	Total
Assets:
Futures contracts§	$—	$—
Total Assets	$—	$—
Liabilities:
Futures contracts§	$68,913	$68,913
Total Liabilities	$68,913	$68,913
Total Financial and Derivative Net Assets	$(68,913)	$(68,913)
Total collateral received (pledged)†##	$—
Net amount	$(68,913)
Controlled collateral received (including TBA commitments)**	$—	$—
Uncontrolled collateral received	$—	$—
Collateral (pledged) (including TBA commitments)**	$—	$—
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts, which is not included in the table above, amounted to $637,985.

20   New York Tax Exempt Income Fund

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes (Unaudited)

February 21, 2024 special meeting

At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
37,703,807	1,951,964	11,650,228

At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
37,410,120	2,019,809	11,876,069

All tabulations are rounded to the nearest whole number.

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

Board approval of management and subadvisory agreements

Not applicable

New York Tax Exempt Income Fund 21

© 2024 Franklin Templeton. All rights reserved.	38912-SFSOI 07/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New York Tax Exempt Income Fund

By (Signature and Title):

/s/ Jeffrey White Jeffrey White Principal Accounting Officer

Date: July 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: July 30, 2024

By (Signature and Title):

/s/ Jeffrey White Jeffrey White Principal Financial Officer

Date: July 30, 2024